Consolidated Balance Sheets - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Current Assets
Cash	$ 59,251,904	$ 481,906
Restricted cash		1,617,000
Short-term deposit	2,793,556	0
Accounts receivable, net - trade	24,473,318	10,493,069
Advances to Supplier, net	66,718,632	23,350,467
Inventories, net	1,371,540	123,892
Other current assets	490,699	123,378
Current assets from discontinued operations	205,887	832,459
Total current assets	155,305,536	37,022,171
Prepayment to acquire a subsidiary	9,311,854
Property, plant and equipment, net	79,482	38,869
Intangible assets, net	40,075	80,642
Operating lease right-of-use assets, net	776,665	278,396
Non-current assets from discontinued operations	173,289	771,668
Total Assets	165,686,901	38,191,746
Current Liabilities
Short-term bank loans	2,172,766	588,000
Bank acceptance notes payable		3,234,000
Accounts payable	56,457	16,740
Due to related parties	57,632	1,714,811
Operating lease liabilities - current	155,532	94,516
Other current liabilities	161,716	700,914
Current liabilities from discontinued operations	1,542,323	2,018,406
Total current liabilities	4,146,426	8,367,387
Long-term bank loan	142,264
Operating lease liabilities - non-current	605,793	154,372
Non-current liabilities from discontinued operations		514,830
Total Liabilities	4,894,483	9,036,589
Commitment and contingencies
Equity
Common stock, $0.001 par value, 600,000,000 shares authorized, 557,780,383 shares issued and outstanding at September 30, 2021; 20,517,703 shares issued and outstanding at September 30, 2020	557,781	20,518
Additional paid-in capital	147,088,227	20,335,228
Statutory reserve	973,555	972,092
Retained earnings	9,127,377	6,770,426
Accumulated other comprehensive income	2,128,972	186,912
Total Farmmi, Inc.'s Stockholders' Equity	159,875,912	28,285,176
Noncontrolling Interest	916,506	869,981
Total Equity	160,792,418	29,155,157
Total Liabilities and Equity	$ 165,686,901	$ 38,191,746